INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, WI 53212

June 27, 2014

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Trust”)
File Nos. 333-122901 and 811-21719
on behalf of Horizon Spin-off Corporate and Restructuring Fund (the “Fund”)

The Trust is filing Post-Effective Amendment No. 528 to its Registration Statement under Rule 485(a)(2) (the “Amendment”) for the purpose of revising the definition of available securities the Fund may purchase as part of its principal investment strategy.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer